Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets: [Abstract]
Cash and cash equivalents	$ 3,472	$ 3,521
Accounts receivable	66,236	64,756
Accrued unbilled revenue	62,381	64,946
Allowance for uncollectible accounts	(956)	(1,290)
Regulatory assets	45,781	42,362
Derivative instruments	1,735	17,031
Inventories	47,577	53,763
Gas reserves	15,704	15,926
Other current assets	24,949	24,078
Discontinued operations - current assets	3,057	2,960
Total current assets	269,936	288,053
Non-current assets: [Abstract]
Property, plant, and equipment	3,204,635	2,973,140
Less: Accumulated depreciation	960,477	919,441
Total property, plant, and equipment, net	2,244,158	2,053,699
Gas reserves	84,053	100,184
Regulatory assets	356,608	357,530
Derivative instruments	1,306	3,265
Other investments	66,363	68,376
Other non-current assets	6,505	1,239
Discontinued operations - non-current assets	10,817	207,455
Total non-current assets	2,769,810	2,791,748
Total assets	3,039,746	3,079,801
Current liabilities: [Abstract]
Short-term Debt	54,200	53,300
Current maturities of long-term debt	96,703	39,989
Accounts payable	111,021	84,922
Taxes accrued	18,883	12,149
Interest accrued	6,773	5,966
Regulatory liabilities	34,013	40,290
Derivative instruments	18,722	1,315
Other current liabilities	39,942	35,355
Discontinued operations - current liabilities	1,593	1,231
Total current liabilities	381,850	274,517
Long-term debt	683,184	679,334
Deferred credits and other non-current liabilities: [Abstract]
Deferred tax liabilities	270,526	557,085
Regulatory liabilities	586,093	349,319
Pension and other postretirement benefit liabilities	223,333	225,725
Derivative instruments	4,649	913
Other non-current liabilities	135,292	130,124
Discontinued operations - non-current liabilities	12,043	12,287
Total deferred credits and other non-current liabilities	1,231,936	1,275,453
Commitments and contingencies (see Note 14 and Note 15)
Equity: [Abstract]
Common stock - no par value; authorized 100,000 shares; issued and outstanding 28,736 and 28,630 at December 31, 2017 and 2016, respectively	448,865	445,187
Retained earnings	302,349	412,261
Accumulated other comprehensive loss	(8,438)	(6,951)
Total equity	742,776	850,497
Total liabilities and equity	$ 3,039,746	$ 3,079,801